Securities	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Securities

NOTE 6 - SECURITIES

The amortized cost and fair value of securities as of December 31, 2013 and 2012 were as follows (dollars in thousands):

		2013		2012
		Amortized cost	Fair Value	Amortized cost	Fair Value
Available-for-sale:
	Obligations of U.S. Government agencies and corporations	$152,252	$153,465	$129,591	$131,990
	Obligations of states and political subdivisions	98,380	98,657	99,427	105,881
	Other	350	350	350	350

	Total available-for-sale	250,982	252,472	229,368	238,221

	Restricted stock	5,037	5,037	4,174	4,174

	Total	$256,019	$257,509	$233,542	$242,395

A summary of gross unrealized gains and losses on securities at December 31, 2013 and 2012 follows (dollars in thousands):

	2013		2012
	Gross unrealized gains	Gross unrealized losses	Gross unrealized gains	Gross unrealized losses
Available-for-sale:
Obligations of U.S. Government
agencies and corporations	$1,888	$675	$2,865	$466
Obligations of states and
political subdivisions	2,316	2,039	6,584	130

Total available-for-sale	$4,204	$2,714	$9,449	$596

NOTE 6 – SECURITIES (Continued)

The amortized cost and fair value of securities at December 31, 2013, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in thousands).

	Available-for-sale
	Amortized Cost	Fair Value

Due in one year or less	$28,169	$28,387
Due after one year through five years	134,708	136,677
Due after five years through ten years	73,337	73,716
Due after ten years	14,418	13,342
Other equity security having no maturity date	350	350

Total	$250,982	$252,472

Securities with a carrying value of $100,870,000 at December 31, 2013 and $81,301,000 at December 31, 2012 were pledged to secure public deposits and for other purposes as required or permitted by law.

Restricted stock primarily consists of investments in Federal Home Loan Bank of Cincinnati and Federal Reserve Bank of Cleveland stock.  The Bank’s investment in Federal Home Loan Bank of Cincinnati stock amounted to $3,392,000 at December 31, 2013 and $2,551,000 at December 31, 2012.  The Bank’s investment in Federal Reserve Bank of Cleveland stock amounted to $1,451,000 at December 31, 2013 and $1,448,000 at December 31, 2012.

Gross gains realized from sales of securities available-for-sale amounted to $321,000 in 2013, $311,000 in 2012, and $149,000 in 2011 with the income tax provision applicable to such gains amounting to $109,000 in 2013, $106,000 in 2012, and $51,000 in 2011.  Gross realized losses from sales of securities available-for-sale amounted to $28,000 in 2013 (none in 2012 and 2011) with the income tax provision applicable to such losses amounting to $10,000.

NOTE 6 – SECURITIES (CONTINUED)

The following presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012 (dollars in thousands):

		Securities in a continuous unrealized loss position

		Less than 12 months		12 months or more
		Unrealized losses	Fair Value	Unrealized losses	Fair Value	Total Unrealized losses	Total Fair Value
2013
	Obligations of U.S.
	Government agencies and
	corporations	$653	$47,379	$22	$2,832	$675	$50,211
	Obligations of states and
	political subdivisions	1,430	34,214	609	5,062	2,039	39,276

	Total temporarily impaired
	securities	$2,083	$81,593	$631	$7,894	$2,714	$89,487

2012
	Obligations of U.S.
	Government agencies and
	corporations	$222	$24,334	$244	$14,485	$466	$38,819
	Obligations of states and
	political subdivisions	130	6,299	0	0	130	6,299

	Total temporarily impaired
	securities	$352	$30,633	$244	$14,485	$596	$45,118

At December 31, 2013, there were 113 securities in an unrealized loss position, with 17 being in a continuous unrealized loss position for twelve months or more.  When evaluating these securities for impairment, management considers the issuer’s financial condition, whether the securities are issued by federally-sponsored government agencies or political subdivisions, whether downgrades by the bond rating agencies have occurred, industry analyst reports, and volatility in the bond market.  Management has concluded that the unrealized losses as of December 31, 2013 were primarily the result of customary and expected fluctuations in the bond market related to changes in interest rates.   As management has the ability and intent to hold debt securities until recovery and meets the more likely than not requirement regarding the ability to hold securities for a period of time sufficient to allow for any anticipated recovery in fair value for securities classified as available-for-sale, all security impairments as of December 31, 2013 are considered temporary.

During 2011, the repayment terms of a municipal bond in default were modified resulting in a decline in the estimated fair value of the bond that management considered to be other than temporary.  As a result, the Bank recognized a permanent impairment of $394,000 relating to the bond resulting in a charge to 2011 earnings.  There were no further impairment adjustments with respect to the bond in 2013 and 2012.  During 2013, the Bank reached a final settlement with the issuer resulting in a realized loss of $16,000.